Disposal of Assets - Additional Information (Detail) - Pluto Train 2 Joint Venture [member] - USD ($) $ in Millions	Jan. 18, 2022	Nov. 15, 2021	Dec. 31, 2022	Dec. 31, 2021
Disposal of assets [line item]
Percentage of sale of nonoperating participating interest In joint venture		49.00%
Carrying value of participating interest				49.00%
Proportion of voting rights held in joint venture	51.00%	100.00%
Disposal group consideration received on sale of assets	$ 427
Revaluation surplus			$ 71
Global Infrastructure Partners [member]
Disposal of assets [line item]
Percentage of sale of nonoperating participating interest In joint venture		49.00%
Proportion of voting rights held in joint venture	49.00%
Proportion of ownership interest in joint venture	49.00%
Additional construction capital expenditure commitment to joint ventures		$ 822
Commitments in relation to joint ventures for development project expenditure		$ 5,800